Related-Party Disclosures	12 Months Ended
Aug. 31, 2018
Related-Party Disclosures [Abstract]
Related-Party Disclosures
17	Related-Party Disclosures

Ultimate controlling shareholder

Mr. Germain Lamonde, the company's Executive Chairman, is the company's ultimate controlling shareholder.

Compensation of key management personnel

	Years ended August 31,
	2018	2017	2016

Salaries and short-term employee benefits	$3,985	$3,715	$3,701
Stock-based compensation costs	1,047	775	826
	$5,032	$4,490	$4,527

Key management personnel includes senior management and directors.